Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Revenue
Operating segment | segment	1
Recurring - non-capital	$ 6,806	$ 4,677
Capital equipment	393	2,004
Total revenue	7,199	6,681
Canada
Revenue
Recurring - non-capital	230	504
Capital equipment		986
Total revenue	230	1,490
USA
Revenue
Recurring - non-capital	5,126	3,177
Capital equipment		218
Total revenue	5,126	3,395
Germany
Revenue
Recurring - non-capital	1,450	996
Capital equipment	393	800
Total revenue	$ 1,843	$ 1,796